Ultra-Small Company Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of September 30, 2024
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.71%
Communication Services - 1.70%
Arena Group Holdings,
Inc. (The)* 32,100 $ 25,840
Cineverse Corp.*+ 25,067 24,541
Cumulus Media, Inc.,
Class A*+ 38,500 50,435
Harte Hanks, Inc.* 12,746 94,830
Innovid Corp.* 155,529 279,952
LiveOne, Inc.* 33,700 31,975
Outbrain, Inc.* 177,438 862,349
Zedge, Inc., Class B* 16,700 61,790
1,431,712
Consumer Discretionary - 8.66%
AMCON Distributing Co. 2,180 315,991
American Outdoor Brands,
Inc.* 8,400 77,448
American Public
Education, Inc.* 16,893 249,172
Aterian, Inc.*+ 8,860 25,517
BARK, Inc.*+ 344,400 561,372
Beachbody Co., Inc. (The)* 6,109 34,943
Cato Corp. (The),
Class A+ 32,000 159,680
Container Store Group,
Inc. (The)* 6,000 55,560
Duluth Holdings, Inc.,
Class B* 10,000 37,600
Educational Development
Corp.* 55,700 130,338
Envela Corp.* 10,000 54,800
Full House Resorts, Inc.* 22,300 111,946
GAN, Ltd.* 640,289 1,133,312
Kandi Technologies Group,
Inc.* 387,548 798,349
Lands' End, Inc.* 2,900 50,083
Lazydays Holdings, Inc.* 11,500 17,250
Lifetime Brands, Inc. 17,200 112,488
Lincoln Educational
Services Corp.* 27,679 330,487
Live Ventures, Inc.* 11,902 184,124
Nathan's Famous, Inc. 700 56,630
RealReal, Inc. (The)*+ 628,500 1,973,490
RumbleON, Inc., Class B* 32,631 156,302
ThredUp, Inc., Class A* 129,400 108,955
Tilly's, Inc., Class A* 36,888 188,129
Universal Electronics, Inc.* 27,645 255,163
Vacasa, Inc., Class A*+ 43,932 123,449
7,302,578
Consumer Staples - 2.93%
Beauty Health Co. (The)* 1,066,600 1,535,904
Industry Company Shares Value
Consumer Staples (continued)
Farmer Bros Co.* 16,300 $ 32,274
Lifevantage Corp. 31,906 385,424
Mannatech, Inc.* 23,388 181,257
Natural Alternatives
International, Inc.* 50,300 288,219
Natural Health Trends
Corp. 7,600 45,220
2,468,298
Energy - 9.27%
Amplify Energy Corp.*+ 217,400 1,419,622
Barnwell Industries, Inc. 80,030 180,868
DMC Global, Inc.* 116,400 1,510,872
Epsilon Energy, Ltd. 225,397 1,320,826
Evolution Petroleum
Corp.+ 19,033 101,065
Gran Tierra Energy, Inc.* 92,593 580,558
Hallador Energy Co.*+ 51,100 481,873
KLX Energy Services
Holdings, Inc.*+ 80,372 439,635
NCS Multistage Holdings,
Inc.* 700 13,993
PHX Minerals, Inc. 22,880 77,334
PrimeEnergy Resources
Corp.* 4,300 592,540
Ranger Energy Services,
Inc. 86,856 1,034,455
Smart Sand, Inc.* 30,618 60,318
7,813,959
Financials - 20.30%
ACRES Commercial
Realty Corp.* 3,800 59,508
AG Mortgage Investment
Trust, Inc. 104,126 781,986
AmeriServ Financial, Inc. 15,000 39,150
Ames National Corp. 16,500 300,795
Atlantic American Corp. 72,906 123,940
Bank of Marin Bancorp 61,766 1,240,879
Bank7 Corp. 2,700 101,169
Bankwell Financial Group,
Inc. 2,200 65,890
BayCom Corp. 3,900 92,508
C&F Financial Corp. 1,100 64,185
California BanCorp* 3,021 44,681
CF Bankshares, Inc. 4,800 103,920
Chemung Financial Corp. 23,750 1,140,475
Citizens & Northern Corp. 3,500 68,915
Citizens Community
Bancorp, Inc. 42,700 605,059
Colony Bankcorp, Inc. 5,865 91,025

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2024
Quarterly Report | September 30, 2024 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Community West
Bancshares 31,771 $ 611,909
Consumer Portfolio
Services, Inc.* 38,859 364,497
Dominari Holdings, Inc.* 20,500 37,925
Evans Bancorp, Inc. 2,165 84,370
Finward Bancorp 1,442 46,115
Finwise Bancorp* 9,700 151,320
First Community Corp. 10,637 228,057
First Western Financial,
Inc.* 1,205 24,100
FS Bancorp, Inc. 9,871 439,161
FVCBankcorp, Inc.* 53,165 693,803
Investar Holding Corp. 23,165 449,401
LCNB Corp. 17,792 268,125
Manhattan Bridge Capital,
Inc. 15,216 84,753
Medallion Financial Corp. 6,859 55,832
Meridian Corp. 9,843 124,416
MVB Financial Corp. 17,300 334,928
National Bankshares, Inc. 4,137 123,696
Northeast Community
Bancorp, Inc. 2,367 62,607
Northrim BanCorp, Inc. 2,400 170,928
Norwood Financial Corp. 4,414 121,738
Oak Valley Bancorp 33,964 902,424
OP Bancorp 44,550 555,984
Orrstown Financial
Services, Inc. 1,636 58,831
Parke Bancorp, Inc. 11,568 241,771
Paysign, Inc.* 88,670 325,419
PCB Bancorp 3,100 58,249
Peoples Bancorp of North
Carolina, Inc. 7,200 182,808
Pioneer Bancorp, Inc.* 15,600 171,132
Plumas Bancorp 1,551 63,250
Portman Ridge Finance
Corp. 11,300 209,615
Primis Financial Corp. 67,900 827,022
Princeton Bancorp, Inc. 16,773 620,266
Sachem Capital Corp. 64,200 161,784
Security National Financial
Corp., Class A* 151,693 1,395,576
Third Coast Bancshares,
Inc.* 32,159 860,896
Timberland Bancorp, Inc. 19,071 577,089
US Global Investors, Inc.,
Class A 3,753 9,683
Virginia National
Bankshares Corp. 10,208 425,163
Industry Company Shares Value
Financials (continued)
William Penn Bancorp 5,200 $ 63,700
17,112,428
Health Care - 27.69%
Aadi Bioscience, Inc.* 93,300 192,198
Adicet Bio, Inc.* 660,300 950,832
American Shared Hospital
Services* 209,067 637,654
American Well Corp.,
Class A* 64,398 610,493
AN2 Therapeutics, Inc.* 33,200 35,524
Assertio Holdings, Inc.* 66,688 78,692
Athira Pharma, Inc.* 21,893 9,764
Avita Medical, Inc.*+ 3,900 41,808
CareCloud, Inc.* 98,351 259,647
Caribou Biosciences, Inc.* 19,501 38,222
Chimerix, Inc.* 860,124 799,915
ClearPoint Neuro, Inc.* 66,992 750,980
Co.-Diagnostics, Inc.* 272,900 341,125
Codexis, Inc.* 36,400 112,112
Cumberland
Pharmaceuticals, Inc.*# 233,068 298,327
CytomX Therapeutics, Inc.* 180,624 213,136
Design Therapeutics, Inc.* 89,700 482,586
Electromed, Inc.* 49,963 1,072,706
Eledon Pharmaceuticals,
Inc.* 33,400 83,166
Eton Pharmaceuticals,
Inc.*+ 178,762 1,072,572
EyePoint Pharmaceuticals,
Inc.* 48,000 383,520
FONAR Corp.* 30,100 487,319
Generation Bio Co.* 174,000 429,780
Harvard Bioscience, Inc.* 75,483 203,049
iCAD, Inc.* 74,600 116,749
Ikena Oncology, Inc.* 51,100 88,403
Inogen, Inc.* 78,234 758,870
Joint Corp. (The)* 4,200 48,048
Kewaunee Scientific Corp.* 6,900 229,701
LifeMD, Inc.* 220,657 1,156,243
Lineage Cell Therapeutics,
Inc.*+ 324,200 293,498
MEI Pharma, Inc. 26,869 76,577
Milestone Scientific, Inc.* 243,700 221,889
Mural Oncology PLC* 7,386 23,118
Nektar Therapeutics* 1,362,100 1,770,730
Nevro Corp.* 247,000 1,380,730
Nkarta, Inc.* 149,467 675,591
Ocuphire Pharma, Inc.* 44,036 57,687
OptimizeRx Corp.* 154,100 1,189,652
Palisade Bio, Inc.*+ 4,104 14,569

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2024
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Passage Bio, Inc.* 416,042 $ 291,229
Prelude Therapeutics, Inc.* 29,000 60,030
Pro-Dex, Inc.* 1,700 50,745
ProPhase Labs, Inc.* 14,289 34,579
Pulmatrix, Inc.* 9,700 20,758
Pyxis Oncology, Inc.* 115,900 425,353
Quince Therapeutics, Inc.* 33,495 25,999
Relmada Therapeutics,
Inc.* 100,177 324,573
Retractable Technologies,
Inc.* 66,434 51,161
Rigel Pharmaceuticals,
Inc.* 16,920 273,766
Sagimet Biosciences, Inc.,
Class A*+ 69,400 192,238
scPharmaceuticals, Inc.*+ 35,900 163,704
Seer, Inc.* 462,943 911,998
Semler Scientific, Inc.*+ 20,676 486,920
SunLink Health Systems,
Inc.*# 192,800 154,240
Tourmaline Bio, Inc.+ 15,267 392,515
Vanda Pharmaceuticals,
Inc.* 46,100 216,209
Vicarious Surgical, Inc.,
Class A* 11,800 67,024
Werewolf Therapeutics,
Inc.* 3,000 6,360
XBiotech, Inc.* 65,041 502,767
Y-mAbs Therapeutics,
Inc.*+ 76,000 999,400
23,338,750
Industrials - 8.93%
Acme United Corp. 13,753 572,675
American Superconductor
Corp.* 98,500 2,324,600
Asure Software, Inc.* 22,900 207,245
Avalon Holdings Corp.,
Class A* 14,700 37,485
Byrna Technologies, Inc.* 61,771 1,048,254
DLH Holdings Corp.* 76,920 719,971
Eastern Co. (The) 3,500 113,575
Gencor Industries, Inc.* 8,500 177,310
Graham Corp.* 8,800 260,392
Hudson Global, Inc.* 10,958 175,547
Hydrofarm Holdings
Group, Inc.* 79,700 54,913
L B Foster Co., Class A* 9,056 185,014
Mastech Digital, Inc.* 13,697 136,970
Matrix Service Co.* 12,800 147,584
Novusterra, Inc.*
∆
#+ 25,745 515
Industry Company Shares Value
Industrials (continued)
Perma-Fix Environmental
Services, Inc.*+ 22,100 $ 271,167
Pioneer Power Solutions,
Inc.* 39,200 183,848
Quad/Graphics, Inc. 39,700 180,238
Radiant Logistics, Inc.* 5,700 36,651
Skillsoft Corp.* 31,040 481,120
Spire Global, Inc.*+ 6,307 63,007
Steel Connect, Inc.*+ 4,114 43,403
Taylor Devices, Inc.* 1,000 49,920
Twin Disc, Inc. 4,401 54,968
7,526,372
Information Technology - 9.17%
Airgain, Inc.* 17,200 129,688
Astrotech Corp.* 4,700 38,070
AudioEye, Inc.* 663 15,150
ClearOne, Inc. 53,600 33,178
Coda Octopus Group,
Inc.* 2,900 21,025
Consensus Cloud
Solutions, Inc.* 59,000 1,389,450
eGain Corp.* 45,900 234,090
Issuer Direct Corp.* 5,268 62,953
Iteris, Inc.* 26,445 188,817
Key Tronic Corp.* 18,100 103,532
Lantronix, Inc.* 15,200 62,624
Magnachip Semiconductor
Corp.* 342,154 1,597,859
Marin Software, Inc.* 12,300 27,675
Mind CTI, Ltd. 5,600 11,088
Next Technology Holding,
Inc.* 32,163 41,490
ON24, Inc.* 169,648 1,038,246
Quantum Corp.* 4,240 14,840
Red Violet, Inc.* 6,700 190,615
Rekor Systems, Inc.* 106,400 125,552
ReposiTrak, Inc.+ 39,186 723,765
RF Industries, Ltd.* 29,696 121,160
Rimini Street, Inc.* 299,200 553,520
SigmaTron International,
Inc.* 70,800 201,780
Taitron Components, Inc.,
Class A 68,200 198,462
Telos Corp.* 56,800 203,912
Turtle Beach Corp.* 7,200 110,448
Universal Security
Instruments, Inc.* 89,980 104,377
Upland Software, Inc.* 39,100 97,359
WM Technology, Inc.* 36,600 31,842

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2024
Quarterly Report | September 30, 2024 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Wrap Technologies, Inc.*+ 38,400 $ 57,600
7,730,167
Materials - 6.35%
Ampco-Pittsburgh Corp.*+ 35,935 71,870
Arq, Inc.* 288,364 1,692,697
Ascent Industries Co.* 6,700 64,990
Core Molding
Technologies, Inc.* 5,900 101,539
Flexible Solutions
International, Inc. 55,300 201,569
Flotek Industries, Inc.* 11,000 54,780
Friedman Industries, Inc. 73,121 1,171,398
Gulf Resources, Inc.* 81,460 77,012
Rayonier Advanced
Materials, Inc.* 223,900 1,916,584
5,352,439
Real Estate - 4.16%
Alpine Income Property
Trust, Inc. 67,794 1,233,851
AMREP Corp.* 22,298 662,028
Clipper Realty, Inc. 33,563 191,309
Douglas Elliman, Inc.* 776,716 1,421,390
3,508,578
Utilities - 0.55%
Cadiz, Inc.*+ 112,200 339,966
Spruce Power Holding
Corp.*+ 42,962 122,012
461,978
TOTAL COMMON STOCKS - 99.71% 84,047,259
(Cost $79,563,102)
.
Rights - 0.00%
AVROBIO, Inc.,
CVR*
∆
#+++ 11,783 —
Enliven Therapeutics, Inc.,
CVR*
∆
#+++ 18,900 —
TOTAL RIGHTS - 0.00% —
(Cost $ — )
.
Warrants - 0.01%
TurnOnGreen, Inc.,
expiring 04/13/28* 258,500 155
TOTAL WARRANTS - 0.01% 155
(Cost $ — )
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.46%
Fidelity Investments Money
Market Government
Portfolio Class I 4.83% 389,524
$ 389,524
TOTAL MONEY MARKET FUND - 0.46% 389,524
(Cost $389,524)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 5.63%
Dreyfus Institutional
Preferred Government
Money Market Fund** 4.88% 4,748,958
4,748,958
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 5.63% 4,748,958
(Cost $4,748,958)
TOTAL INVESTMENTS
-
105.81%
$ 89,185,896
(Cost $84,701,584)
Liabilities in Excess of Other Assets - (5.81%) (4,894,007)
NET ASSETS - 100.00% $ 84,291,889
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $453,082, which is 0.54% of total net assets.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2024.
^ Rate disclosed as of September 30, 2024.
+ This security or a portion of the security is out on loan as of
September 30, 2024. Total loaned securities had a value of
$6,326,093 as of September 30, 2024.
+++ No stated maturity date.
CVR - Contingent Value Right
PLC - Public Limited Company

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

bridgewayfunds.com
Summary of inputs used to value the Fund’s investments as of 9/30/2024:
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks
Industrials $ 7,525,857 $ – $ 515 $ 7,526,372
Other Industries (a) 76,520,887 – – 76,520,887
Total Common Stocks 84,046,744 – 515 84,047,259
Rights – – 0 0
Warrants 155 – – 155
Money Market Fund 389,524 – – 389,524
Investments Purchased With Cash Proceeds From Securities
Lending 4,748,958 – – 4,748,958
TOTAL
$89,185,381 $– $515 $89,185,896
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Common
Stocks Rights Total
Balance as of 06/30/2024 $ 515 $ 0 $ 515
Purchases/Issuances – – –
Sales/Expirations – – –
Return of Capital – – –
Realized Gain/(Loss) – – –
Change in unrealized Appreciation/(Depreciation) – – –
Transfers in – – –
Transfers out – – –
Balance as of 09/30/2024 $ 515 $ 0 $ 515
Net change in unrealized Appreciation/(Depreciation) from investments held as of 09/30/2024 $ – $ – $ –